Significant Accounting Policies - Impairment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Allowance account for credit losses of financial assets	$ 0.6	$ 1.4